RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Rene Sola Singapore Pte Ltd [Member] $ in Millions	Dec. 31, 2017 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Debt Instrument, Face Amount	$ 200
Debt Instrument, Interest Rate, Stated Percentage	1.00%